Darin Smith
Vice President and
Associate General Counsel
(319) 573-2676
darin.smith@equitable.com

March 17, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549-8629

Re: Equitable Financial Life Insurance Company (“Equitable Financial”)

       Form S-3 Registration Statement

       CIK 0000727920

Commissioners:

On behalf of Equitable Financial Life Insurance Company (“Equitable Financial”), we are filing herewith, electronically via EDGAR, Equitable Financial’s Form S-3 Registration Statement (“Registration Statement”) under Securities Act of 1933, as amended (“1933 Act”) with respect to interests in Structures Investment Option® (“SIO”) under the Structures Capital Strategies® PLUS 21 contracts to be offered by Equitable Financial.

Please note that the prospectus contained in the S-3 Registration Statement is also being filed today in a separate registration statement on Form N-4 (the “N-4 Registration Statement”) by Separate Account No. 49 of Equitable Financial. The N-4 Registration Statement registers units of interest in the Structured Capital Strategies® contract, to be issued by Equitable Financial, which are being registered under the Securities Act of 1933, in addition to Separate Account No. 49’s registration under the Investment Company Act of 1940.

In reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), we hereby request selective review from the Commission and its Staff of the disclosure related to the principal differences in Structured Capital Strategies® PLUS 21 design as listed below. Except for the disclosure relating to the principal differences, the disclosure set forth in this initial Registration Statement is substantially similar to the disclosure that has been previously filed with the Commission and commented on by the Staff in relation to the Structured Capital Strategies® PLUS Registration Statement as recently as May 1, 2021.

The principal differences between the new Structured Capital Strategies® PLUS 21 and Structured Capital Strategies® PLUS are:

•

Segment Maturity Dates and the next Segment Start Dates occur on a single Segment Transaction Date (generally Thursdays) instead of on successive Segment Business Days by not requiring Segment Maturity Values to be placed not the Segment Type Holding Account before being reinvested in new Segments.

•	New share classes – Select and ADV.

•	New Index – EURO STOXX 50® (removed iShares® MSCI EAFE ETF Index).

•	New -15% Segment Buffer (removed -30% Segment Buffer).

•	Transfers out of Segments are allowed before the Segment Maturity Date.

Under these circumstances, we believe a limited staff review is appropriate.

We would like to have Structured Capital Strategies® PLUS 21 effective by June 11, 2021. Accordingly, we would greatly appreciate the Staff’s effort in providing us with comments before May 7, 2021, or as soon as practicable thereafter. We will file a Pre-Effective Amendment that will address any Staff comments to the prospectus. Also, we will provide any additional exhibits (including contract forms) that might be necessary.

At the appropriate time, Equitable Financial will request acceleration of the effectiveness of the Registration Statement pursuant to Rule 461 under the Securities Act.

Please contact the undersigned at (319) 573-2676 if you have any questions

Best regards,

/s/ Darin Smith
Darin Smith